PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
Depreciation, Depletion and Amortization	$ 10,263	$ 9,959	$ 8,483
Property Plant And Equipment Pledged For Long Term Loans	1,056	1,168
Property Plant And Equipment Pledged For Line Of Credit	$ 2,687	$ 2,888